Financial assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Financial Instruments
The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of June 30, 2024
Cash & cash equivalents	5(a)	—	—	62,960	62,960
Trade & other receivables	5(b)	—	—	20,952	20,952
Financial assets at fair value through other comprehensive income	5(c)	1,014	—	—	1,014
Other non-current assets	5(d)	—	—	2,102	2,102
		1,014	—	86,014	87,028
As of June 30, 2023
Cash & cash equivalents	5(a)	—	—	71,318	71,318
Trade & other receivables	5(b)	—	—	6,998	6,998
Financial assets at fair value through other comprehensive income	5(c)	1,757	—	—	1,757
Other non-current assets	5(d)	—	—	2,326	2,326
		1,757	—	80,642	82,399
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of June 30, 2024
Trade and other payables	5(e)	—	—	7,070	7,070
Borrowings	5(f)	—	—	114,345	114,345
Contingent consideration	5(g)(iii)	—	26,892	—	26,892
Warrant liability	5(g)(vi)	—	4,647	—	4,647
		—	31,539	121,415	152,954
As of June 30, 2023
Trade and other payables	5(e)	—	—	20,145	20,145
Borrowings	5(f)	—	—	108,763	108,763
Contingent consideration	5(g)(iii)	—	17,199	—	17,199
Warrant liability	5(g)(vi)	—	5,426	—	5,426
		—	22,625	128,908	151,533
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss

Summary of Cash and Cash Equivalents
a.    Cash and cash equivalents

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Cash at bank	62,563	70,920
Deposits at call(1)	397	398
	62,960	71,318

(1)	As of June 30, 2024 and June 30, 2023, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.

Summary of Trade and Other Receivables and Prepayments
b.    Trade and other receivables and prepayments
(i)    Trade and other receivables

		As of June 30,
(in U.S. dollars, in thousands)	Note	2024	2023
Trade receivables		1,403	2,276
Tax incentives recoverable		854	2,363
Foreign withholding tax recoverable		471	471
U.S. Tax credits		—	1,473
Net investment in sublease		224	195
Interest receivables		23	18
Other recoverable taxes (Goods and services tax and value-added tax)		423	202
Insurance Asset	22	17,554	—
Trade and other receivables		20,952	6,998
(ii)    Prepayments

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Clinical trial research and development expenditure	391	950
Prepaid insurance and subscriptions	1,775	2,025
Other	385	367
Prepayments	2,551	3,342

Summary of Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income include the following classes of financial assets:

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Unlisted securities:
Equity securities	1,014	1,757
	1,014	1,757

Summary of Other Non-current Assets	Other non-current assets

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Bank guarantee	481	481
Net investment in sublease	190	414
Letter of credit	1,179	1,179
Security deposit	252	252
	2,102	2,326

Summary of Trade and Other Payables	Trade and other payables

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Trade payables and other payables	7,070	20,145
Trade and other payables	7,070	20,145

Summary of Borrowings
f.    Borrowings

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Borrowings
Secured liabilities:
Borrowing arrangements	81,919	81,919
Less: transaction costs	(9,833)	(8,740)
Amortization of carrying amount, net of payments made	42,259	35,584
	114,345	108,763

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Borrowings
Current
Borrowings - NovaQuest	1,869	336
Borrowings - Oaktree	11,993	5,616
	13,862	5,952
Non-current
Borrowings - NovaQuest	64,562	55,739
Borrowings - Oaktree	35,921	47,072
	100,483	102,811
	114,345	108,763

Summary of Net Debt
(iii)    Net debt reconciliation

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Cash and cash equivalents	62,960	71,318
Borrowings	(114,345)	(108,763)
Lease liabilities	(4,578)	(7,732)
Warrant liability	(4,647)	(5,426)
Net Debt(1)	(60,610)	(50,603)

Cash and cash equivalents	62,960	71,318
Gross debt - fixed interest rates	(118,923)	(116,495)
Gross debt - variable interest rates	—	—
Warrant liability	(4,647)	(5,426)
Net Debt(1)	(60,610)	(50,603)
(1)Net debt amount includes leases and borrowing arrangements

Summary of Net Debt Reconciliation

	Liabilities from financing activities				Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Warrant liability	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2023	(108,763)	(7,732)	(5,426)	(121,921)	71,318	(50,603)
Cash Flows(1)	16,921	3,877	—	20,798	(8,303)	12,495
Remeasurement adjustments	(2,351)	—	779	(1,572)	—	(1,572)
Other Changes(2)	(20,152)	(724)	—	(20,876)	—	(20,876)
Foreign exchange adjustments	—	1		1	(55)	(54)
Net Debt as at June 30, 2024	(114,345)	(4,578)	(4,647)	(123,570)	62,960	(60,610)
(1)Cash flows for borrowings and leases include the payments of borrowings, lease liabilities, interest and debt transaction costs which are presented as financing cash flows in the statement of cash flows.
(2)Other changes include modification of leases and accrued interest expenses for borrowings and leases.

Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value
The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of June 30, 2024 and June 30, 2023 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2024
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	1,014	1,014
Total Financial Assets		—	—	1,014	1,014

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	26,892	26,892
Warrant liabilities	5(g)(vi)	—	—	4,647	4,647
Total Financial Liabilities		—	—	31,539	31,539

As of June 30, 2023
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	1,757	1,757
Total Financial Assets		—	—	1,757	1,757

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	17,199	17,199
Warrant liabilities	5(g)(vi)	—	—	5,426	5,426
Total Financial Liabilities		—	—	22,625	22,625

Summary of Changes in the Contingent Consideration Fair Value of Level 3 Instruments
The following table presents the changes in the contingent consideration balances within the level 3 instruments for the years ended June 30, 2024 and June 30, 2023:

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2022	23,284
Reclassification during the period	2,686
Charged/(credited) to consolidated income statement:
Remeasurement(1)	(8,771)
Closing balance - June 30, 2023	17,199

Opening balance - July 1, 2023	17,199
Charged/(credited) to consolidated income statement:
Remeasurement(2)	9,693
Closing balance - June 30, 2024	26,892

(1)
In the year ended June 30, 2023, a gain of $8.8 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This remeasurement was a net result of changing the key assumptions of the contingent consideration valuation such as probability of payment, development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration, including the impact from the CRL from the FDA on the Group's BLA for remestemcel-L for the treatment of pediatric SR-aGVHD in August 2023. The assumptions relating to development timelines were updated to reflect expectations as a result of the CRL.

(2)
In the year ended June 30, 2024, a loss of $9.7 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This remeasurement was a net result of changing key assumptions of the contingent consideration valuation, such as probability of success, development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration. The outcome from the FDA decision on the Group's BLA resubmission in July 2024, as discussed in Note 15, could lead to a change in the assumptions used within the valuation of the contingent consideration.

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data) Description	Fair value as of June 30, 2024)	Fair value as of June 30, 2023)	Valuation technique	Unobservable inputs(1)	Year Ended June 30, 2024	Year Ended June 30, 2023	Relationship of unobservable inputs to fair value
Contingent consideration provision	26,892	17,199	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)
Year ended June 30, 2024: A change in the discount rate by 0.5% would have no impact to the fair value.
Year ended June 30, 2023: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.01%.

				Expected unit sales price	Various	Various
Year ended June 30, 2024: A change in the price assumptions by 10% would increase/decrease the fair value by 0.1%.
Year ended June 30, 2023: A change in the price assumptions by 10% would increase/decrease the fair value by 0.1%.

				Expected sales volumes	Various	Various
Year ended June 30, 2024: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.1%.
Year ended June 30, 2023: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.1%.

				Probability of success and payment	Various	Various
Year ended June 30, 2024: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 10% and 20.1%, respectively.
Year ended June 30, 2023: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 8% and 16%, respectively.

(1)There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Disclosure of Detailed Information About Valuation Processes of Contingent Consideration at Fair Value Explanatory

	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2024	2023
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	26,236	16,606
Fair value of royalty payments from commercialization of the intellectual property acquired	656	593
	26,892	17,199

Summary of Warrant Liability
(vi)    Warrant liability

(in U.S. dollars, in thousands)	As of June 30,
Warrant liability	2024	2023
Opening balance	5,426	2,185
Warrants fair value at grant date - December 22, 2022	—	1,036
Remeasurement of warrant liability	(779)	2,205
Closing Balance	4,647	5,426

Summary of Fair Value of Warrants	The following assumptions were based on observable market conditions that existed as of June 30, 2024 and 2023.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of June 30, 2024	As of June 30, 2023	Rationale
Share Price	$6.81	$3.91	Closing share price on valuation date from external market source
Exercise Price(1)	$7.24 to $14.36	$3.70 to $7.26	As per subscription agreement
Expected Term	5 to 6 years	6 to 7 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	91.91%	81.26%	Based on historical volatility data for the Company
Risk Free Interest Rate	4.38%	4.01%	Based on the closing U.S. treasury issued 7 year bonds on valuation date
Fair value per warrant	$3.9352 to $5.1211	$2.3103 to $2.9401	Determined using Black-Scholes valuation model with the inputs above
Fair value	$4,647,075	$5,426,212	Fair value of 1,112,340(1)warrants of $4,647,075 as of June 30, 2024 and fair value of 2,224,669(1) warrants of $5,426,212 as of June 30, 2023

(1)
As a result of the ratio change under Mesoblast's ADR program on January 10, 2024 and as a result of completing the pro-rata accelerated non-renounceable rights issue in December 2023, the warrants issued in November 2021 changed from 1,769,669 ADSs at US$7.26 per ADS to 884,838 ADSs at US$14.36 per ADS. The warrants issued in December 2022 changed from 455,000 ADSs at US$3.70 per ADS to 227,502 ADSs at US$7.24 per ADS.